COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease expiration term	5 years
Base rent	$ 4,114
Operating lease expense	$ 58,069
Florida
Lease commence date		Jun. 01, 2020
Lease Expiration Date		May 31, 2023
Base rent		$ 3,994
Operating lease expense		$ 0